Retirement Benefits	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Retirement Benefits
24	RETIREMENT BENEFITS
Defined Benefit Plans
SMBC and some of the Company’s other subsidiaries have various defined benefit plans such as defined benefit pension plans and lump-sum
severance indemnity plans, which define the amount of benefits that an employee will receive on or after retirement, usually based on one or more factors, such as age, years of service, compensation, classes and earned points based on service.
SMBC’s defined benefit plans account for the vast majority of the defined benefit obligations and plan assets in the Group. SMBC has a corporate defined benefit pension plan and a lump-sum
severance indemnity plan.
Defined benefit pension plans
SMBC’s corporate defined benefit pension plan is a funded defined benefit pension plan, which is regulated by the Corporate Defined Benefit Pension Plan Law, one of the Japanese pension laws. Benefits are paid in exchange for services rendered by employees who worked for more than a specified period considering their years of service and the degree of their contribution to SMBC.
SMBC’s pension fund is a special entity established in accordance with the pension laws, and SMBC has an obligation to make contributions to it. It has a board of directors which consists of an equal number of members elected from both the management and employees of SMBC. These board members have a fiduciary duty to administer and manage the pension fund.
The objective of SMBC’s pension fund is to earn a return over the long term which is sufficient to pay future benefits to participants of the corporate defined benefit pension plan, including pension benefit plans, lump-sum
indemnity plans for bereaved families, and other lump sum indemnity plans. To achieve this, SMBC’s pension fund annually sets investment guidelines including asset allocation composed of equities, bonds and other appropriate financial assets according to the funding status. Investment decisions for its assets are made in accordance with these guidelines.
The Corporate Defined Benefit Pension Plan Law requires a pension fund to review the assumptions and remeasure the required contribution at least every fifth fiscal year, in order to ensure that it maintains sufficient assets for future benefit payments. On the other hand, the present value of the defined benefit obligation is calculated annually based on actuarial valuations that are dependent upon a number of assumptions, including discount rates, mortality rates and future salary (benefit) increases, in accordance with IAS 19 “Employee Benefits.” Other types of defined benefit pension plans operated by the Group are generally established and operated in the same manner as described above.
Lump-sum
severance indemnity plans
SMBC and some of the Company’s other subsidiaries have
lump-sum
severance indemnity plans under which their employees are provided with lump-sum
cash payments upon leaving the company. While funding of these plans is not required under Japanese pension laws, some of these plans are funded with assets held by retirement benefit trusts.
SMBC and a number of the Company’s other subsidiaries in Japan established retirement benefit trusts and contributed some of their marketable securities to these trusts in order to isolate these assets for retirement benefits by entering into contracts with trust banks. Retirement benefit trusts are voluntary funds that are used either to contribute assets to the pension funds or to directly settle retirement benefits. Among the Group, retirement benefit trusts are set up for the defined benefit pension plans, as well as for the lump-sum
severance indemnity plans.
The assets belonging to the retirement benefit trusts are available to be used only to pay or fund retirement benefits, and practically held by an entity that is legally separated from the Group. Therefore, they are not available to the Group’s creditors even in bankruptcy and cannot be returned to the Group, unless either the remaining assets are sufficient to meet all the related obligations or the entities (funds) reimburse to the Group the retirement benefits which are already paid by the Group. Therefore, these assets are accounted for as plan assets.
The following tables provide detailed information for the defined benefit plans.
The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2022 and 2021 were determined as follows:

	At March 31,
	2022	2021

	(In millions)
Present value of unfunded obligations	¥(32,948)	¥(32,872)
Present value of funded obligations	(1,083,182)	(1,114,185)
Fair value of plan assets	1,642,554	1,627,110

Net retirement benefit assets (liabilities) before the asset ceiling	¥526,424	¥480,053

Effect of the asset ceiling	17,928	—

Net retirement benefit assets (liabilities)	¥508,496	¥480,053

Of which retirement benefit liabilities included in “Other liabilities”	¥(44,622)	¥(38,881)
Of which retirement benefit assets included in “Other assets”	¥553,118	¥518,934

The movements in the defined benefit obligations for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)
At beginning of period	¥1,147,057	¥1,188,097
Current service cost	30,658	32,099
Interest cost	7,077	6,352
Actuarial losses (gains)—demographic assumptions	(689)	1,510
Actuarial losses (gains)—financial assumptions	(30,384)	(6,348)
Actuarial losses (gains)—experience	10,780	2,630
Benefits paid	(42,272)	(41,933)
Lump-sum payments	(15,099)	(12,463)
Past service cost (1)	7,175	(28,023)
Acquisition of subsidiaries and businesses	—	46
Others	1,827	5,090

At end of period	¥1,116,130	¥1,147,057

(1)
During the fiscal year ended March 31, 2021, SMBC made an amendment to its terms of defined benefit pension plans. Primarily as a result of the amendment, the defined benefit obligation decreased by ¥28,023 million and a corresponding past service cost was recognized as profit for the fiscal year ended March 31, 2021.

The movements in the fair value of plan assets for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)
At beginning of period	¥1,627,110	¥1,318,073
Interest income	9,920	7,767
Return on plan assets excluding interest income	30,716	325,474
Contributions by employer	12,718	11,752
Benefits paid	(42,272)	(41,933)
Others	4,362	5,977

At end of period	¥1,642,554	¥1,627,110

The movements in the effect of the asset ceiling for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)

At beginning of period	¥—	¥—
Change in the asset ceiling	17,928	—

At end of period	¥17,928	¥—

The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Current service cost	¥30,658	¥32,099	¥37,775
Net interest cost	(2,843)	(1,415)	(1,254)
Past service cost	7,175	(28,023)	—

Total	¥34,990	¥2,661	¥36,521

The plan assets at March 31, 2022 and 2021 were composed as follows:

	At March 31,
	2022			2021
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total

	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥223,856	¥134,300	¥358,156	¥248,064	¥157,910	¥405,974
Debt instruments	10,790	212,974	223,764	14,552	218,610	233,162
General account of life insurance companies	222	41,075	41,297	117	40,216	40,333
Other investments and short-term assets	38,051	402,958	441,009	48,178	295,104	343,282
Plan assets retained in the retirement benefit trusts:
Equity instruments	488,762	2,357	491,119	530,485	2,211	532,696
Other short-term assets	78,318	8,891	87,209	63,324	8,339	71,663

Total	¥839,999	¥802,555	¥1,642,554	¥904,720	¥722,390	¥1,627,110

The assets in the pension funds included common stocks issued by the Group at March 31, 2022 and 2021. The amounts of these stocks were not significant.
The assets in retirement benefit trusts were primarily composed of Japanese equity instruments. Most of the plan assets held by the Group are invested in Japanese equity and debt instruments. Accordingly, the Group may be exposed to market risk arising from the domestic markets.
The Group retained the voting rights of some of these equity instruments with fair values of ¥479,874 million and ¥515,890 million
(
29.2% and 31.7% of the total fair values of plan assets) at March 31, 2022 and 2021, respectively.
The principal actuarial assumptions used at March 31, 2022, 2021 and 2020 were as follows:

	At March 31,
	2022	2021	2020
Discount rates	0.8%	0.6%	0.5%
Discount rates are weighted on the basis of the defined benefit obligations.

The assumptions for future mortality are based on the official mortality table generally used for actuarial assumptions in Japan. The current average remaining life expectancy of an individual retiring at age 60 was

24 years for males and 29 years for females under the mortality table used at March 31, 2022 and 2021, and 23 years for males and 28 years for females under the mortality table used at March 31, 2020.
The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2022 and 2021 were as follows:

	At March 31,
	2022	2021
	Increase/(decrease)	Increase/(decrease)

	(In millions)
Discount rates:
Increase by 50 bps	¥(61,869)	¥(65,357)
Decrease by 50 bps	69,733	73,727
Average life expectancy at age 60:
Increase of one year	¥34,064	¥35,200
Each increase and decrease in the table above assumes that only one assumption is changed, with all other assumptions remaining unchanged. In practice, however, changes in multiple assumptions may occur in a mutually interrelated manner.
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	At March 31,
	2022	2021	2020

	(Years)
Lump-sum severance indemnity plans	12.7	12.9	10.5
Defined benefit pension plans	18.4	18.5	17.5
Funding Policy for Plan Assets
The pension funds review the funding status of plan assets every year. If any funding deficit is identified, a measure to cover such deficit will be implemented, for example, by increasing the amount of contributions by the employer.
Expected contribution
Expected contributions to the defined benefit plans for the fiscal year ending March 31, 2023 are ¥14,478 million.
Defined Contribution Plans
SMBC and some of the Company’s other subsidiaries provide defined contribution plans. The amounts recognized as expenses for the defined contribution plans were ¥11,997 million, ¥10,994 million and ¥11,139 million for the fiscal years ended March 31, 2022, 2021 and 2020, respectively, which were included in “General and administrative expenses” in the consolidated income statements.
Employees’ Pension Insurance Plan
In Japan, the Government of Japan operates the Employees’ Pension Insurance Plan which covers most of the private entities’ employees. The amounts of contributions charged to expense for the Employees’ Pension Insurance Plan were ¥39,263 million, ¥37,692 million and ¥37,990 million for the fiscal years ended March 31, 2022, 2021 and 2020, respectively, which were included in “General and administrative expenses” in the consolidated income statements.